FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 07, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in the Trust Account	$ 345,004,700	$ 345,000,000
Liabilities:
Warrants	$ 25,627,000	43,147,500	$ 43,147,500
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants Outstanding	8,625,000
Liabilities:
Warrants	$ 16,905,000	28,462,500
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants Outstanding	4,450,000
Liabilities:
Warrants	$ 8,722,000	14,685,000
Level 1 | Public Warrants
Liabilities:
Warrants	16,905,000
Level 3 | Public Warrants
Liabilities:
Warrants		28,462,500
Level 3 | Private Placement Warrants
Liabilities:
Warrants	$ 8,722,000	$ 14,685,000